Taxation (Details) - Schedule of income tax expense in the interim condensed consolidated statement of profit or loss - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Expense In The Interim Condensed Consolidated Statement Of Profit Or Loss Abstract
Current income tax expense		£ (24)
Deferred tax credit relating to origination and reversal of temporary differences	9,865	7,350
Income tax credit recognized in statement of profit or loss	£ 9,865	£ 7,326